Organization, Summary of Significant Accounting Policies and New Accounting Standards - Servicing Rights and Equity Method Investments (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) class	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of classes of servicing assets | class					3
Income (loss) from equity method investments					$ (261)	$ 4,314	$ 869
Equity method investments					19,739	$ 107,534
Lower Holding Company
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity method investment, ownership percentage	5.00%
Consideration transferred acquisition of equity method investment	$ 20
Equity method investment, difference between carrying amount and underlying equity	$ 1,769
Proceeds from equity method investment, distribution					0
Lower Holding Company | Non-interest income
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Income (loss) from equity method investments					$ (261)
Lower Holding Company | Minimum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Basis difference, amortization period	1 year 3 months 18 days
Lower Holding Company | Maximum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Basis difference, amortization period	5 years
Lower Holding Company | Weighted Average
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Basis difference, amortization period					3 years 3 months 18 days
Apex Clearing Holdings, LLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity method investment, ownership percentage			16.70%			16.80%
Consideration transferred acquisition of equity method investment			$ 100			$ 145
Income (loss) from equity method investments						4,442	795
Proceeds from equity method investment, distribution						$ 0	$ 0
Proceeds from equity method investments		$ 107,534
Equity method investments					$ 0
Residential Mortgage Origination
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from equity method investment, distribution				$ 974